
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/98


Institutional Investment Manager:

PENNZENERGY COMPANY
PENNZOIL PLACE
P.O. BOX 4616
HOUSTON                                           TX            77210-4616


I represent that I am authorized to submit this form and that all information in this form and the attachments to it is true, correct, and complete and I understand that all required items, statements, and schedules are integral parts of this form and that the submission of any amendment represents that all unamended items, statements, and schedules remain true, correct and complete as previously submitted.

I am signing this report as required by the Securities Exchange Act of 1934.


Name, Title and Telephone Number of Person Submitting Report:

    LINDA L. MEAGHER               CORPORATE SECRETARY          (713) 546-8955


Signature, Place and Date of Signing:

/s/ LINDA L. MEAGHER               HOUSTON                      TX    01/27/99

























                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

Chevron Corporation            Common Stock     166751107   588228  7092429 SH       Sole
REPORT SUMMARY                  1 DATA RECORDS              588228            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED